(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Profit for the year	R$ 2,058,040	R$ 1,179,750	R$ 900,885
Items that will be reclassified subsequently to profit or loss
Total comprehensive income for the year	1,837,223	1,275,750	506,709
Unconsolidated [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Profit for the year	2,058,040	1,179,750	900,885
Items that will not be reclassified subsequently to profit and loss
Equity in comprehensive income of subsidiaries	(238,780)	96,000	(394,175)
Items that will be reclassified subsequently to profit or loss
Equity in comprehensive income of subsidiaries	17,963	0	0
Total comprehensive income for the year	R$ 1,837,223	R$ 1,275,750	R$ 506,709